Bank Loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Loans [Line Items]
Bank loan interest expense	€ 586,713	€ 198,580	€ 287,281
Unsecured bank loans	€ 3,600,000
Interest payable average rate	2.11%
Bottom of range [Member]
Bank Loans [Line Items]
Maturity term	1 year
Top of range [Member]
Bank Loans [Line Items]
Maturity term	3 years
Bank Loan [Member]
Bank Loans [Line Items]
Bank loan interest expense	€ 336	5,367	12,618
Line of Credit [Member]
Bank Loans [Line Items]
Interest expense	€ 37,606	€ 147,761	€ 133,977